UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


      Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Marathon Asset Management, L.P.
Address:  One Bryant Park, 38th Floor
          New York, New York 10036


13F File Number: 028-10682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Christine Chartouni
Title:  Chief Compliance Officer
Phone:  212-500-3000


Signature, Place and Date of Signing:


/s/ Christine Chartouni        New York, New York            November 13, 2012
----------------------       -----------------------        -------------------
    [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  60

Form 13F Information Table Value Total:  $967,151
                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.   Form 13F File Number    Name

1.    028-11614               Marathon Special Opportunity Master Fund, Ltd.

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

                                                  FORM 13F INFORMATION TABLE
                                                Marathon Asset Management, L.P.
                                                      September 30, 2012



COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6        COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x$1000)   PRN AMT   PRN CALL  DISCRETION      MNGRS    SOLE   SHARED NONE
AMERICAN CAP LTD              COM              02503Y103    4,190     369,203  SH        SHARED-DEFINED    1       369,203
AMERICAN CAP LTD              COM              02503Y103    7,511     661,788  SH        SOLE            NONE      661,788
AMERICAN INTL GROUP INC       COM NEW          026874784    6,662     203,165  SH        SHARED-DEFINED    1       203,165
AMERICAN INTL GROUP INC       COM NEW          026874784   26,128     796,835  SH        SOLE            NONE      796,835
BARRETT BILL CORP             COM              06846N104    3,227     130,273  SH        SHARED-DEFINED    1       130,273
BARRETT BILL CORP             COM              06846N104   11,825     477,399  SH        SOLE            NONE      477,399
BHP BILLITON LTD              SPONSORED ADR    088606108      707      10,300  SH        SHARED-DEFINED    1        10,300
BHP BILLITON LTD              SPONSORED ADR    088606108    7,595     110,700      CALL  SHARED-DEFINED    1       110,700
BHP BILLITON LTD              SPONSORED ADR    088606108    7,595     110,700      PUT   SHARED-DEFINED    1       110,700
BLACKROCK INC                 COM              09247X101    1,279       7,173  SH        SHARED-DEFINED    1         7,173
BLACKROCK INC                 COM              09247X101    4,458      25,000      CALL  SHARED-DEFINED    1        25,000
BLACKROCK INC                 COM              09247X101    4,458      25,000      PUT   SHARED-DEFINED    1        25,000
CHIMERA INVT CORP             COM              16934Q109    2,344     865,000  SH        SOLE            NONE      865,000
CIT GROUP INC                 COM NEW          125581801    8,052     204,418  SH        SHARED-DEFINED    1       204,418
CIT GROUP INC                 COM NEW          125581801   27,052     686,773  SH        SOLE            NONE      686,773
CONSOL ENERGY INC             COM              20854P109    9,015     300,000  SH        SOLE            NONE      300,000
CONSOL ENERGY INC             COM              20854P109   15,178     505,100      CALL  SHARED-DEFINED    1       505,100
CONSOL ENERGY INC             COM              20854P109   35,907   1,194,900      CALL  SOLE            NONE    1,194,900
DELTA AIR LINES INC DEL       COM NEW          247361702      180      19,688  SH        SHARED-DEFINED    1        19,688
DU PONT E I DE NEMOURS & CO   COM              263534109      483       9,600  SH        SHARED-DEFINED    1         9,600
FREEPORT-MCMORAN COPPER & GO  COM              35671D857    6,553     165,560  SH        SHARED-DEFINED    1       165,560
FREEPORT-MCMORAN COPPER & GO  COM              35671D857   23,760     600,308  SH        SOLE            NONE      600,308
FREEPORT-MCMORAN COPPER & GO  COM              35671D857   17,811     450,000      CALL  SHARED-DEFINED    1       450,000
FREEPORT-MCMORAN COPPER & GO  COM              35671D857   17,811     450,000      PUT   SHARED-DEFINED    1       450,000
GENERAL ELECTRIC CO           COM              369604103   11,355     500,000      CALL  SHARED-DEFINED    1       500,000
HESS CORP                     COM              42809H107    4,746      88,350  SH        SHARED-DEFINED    1        88,350
HESS CORP                     COM              42809H107   16,742     311,650  SH        SOLE            NONE      311,650
ISHARES TR                    MSCI EMERG MKT   464287234    1,630      39,435  SH        SHARED-DEFINED    1        39,435
ISHARES TR                    MSCI EMERG MKT   464287234    3,062      74,100      CALL  SHARED-DEFINED    1        74,100
ISHARES TR                    MSCI EAFE INDEX  464287465    3,927      74,100      PUT   SHARED-DEFINED    1        74,100
MASTERCARD INC                CL A             57636Q104    9,030      20,000      CALL  SHARED-DEFINED    1        20,000
MASTERCARD INC                CL A             57636Q104    9,030      20,000      PUT   SHARED-DEFINED    1        20,000
MEMC ELECTR MATLS INC         COM              552715104      912     331,807  SH        SHARED-DEFINED    1       331,807
MEMC ELECTR MATLS INC         COM              552715104    2,704     983,193  SH        SOLE            NONE      983,193
NATIONSTAR MTG HLDGS INC      COM              63861C109    3,716     112,000  SH        SOLE            NONE      112,000
NEWCASTLE INVT CORP           COM              65105M108      941     125,000  SH        SOLE            NONE      125,000
PEABODY ENERGY CORP           COM              704549104   14,759     662,147  SH        SHARED-DEFINED    1       662,147
PEABODY ENERGY CORP           COM              704549104   50,603   2,270,216  SH        SOLE            NONE    2,270,216
PFIZER INC                    COM              717081103   14,910     600,000      CALL  SHARED-DEFINED    1       600,000
POWERSHS DB US DOLLAR INDEX   DOLL INDX BULL   73936D107    7,672     350,000      CALL  SHARED-DEFINED    1       350,000
PROSHARES TR II               VIX SHTTRM FUT   74347W692    1,387      72,160  SH        SOLE            NONE       72,160
RITE AID CORP                 COM              767754104    1,181   1,009,106  SH        SHARED-DEFINED    1     1,009,106
RITE AID CORP                 COM              767754104    4,367   3,732,551  SH        SOLE            NONE    3,732,551
SCHLUMBERGER LTD              COM              806857108    2,253      31,150  SH        SHARED-DEFINED    1        31,150
SCHLUMBERGER LTD              COM              806857108    7,595     105,000      CALL  SHARED-DEFINED    1       105,000
SCHLUMBERGER LTD              COM              806857108    7,595     105,000      PUT   SHARED-DEFINED    1       105,000
SOUTHWESTERN ENERGY CO        COM              845467109    7,651     219,992  SH        SHARED-DEFINED    1       219,992
SOUTHWESTERN ENERGY CO        COM              845467109   26,285     755,760  SH        SOLE            NONE      755,760
SPDR S&P 500 ETF TR           TR UNIT          78462F103      226       1,569  SH        SHARED-DEFINED    1         1,569
SPDR S&P 500 ETF TR           TR UNIT          78462F103   93,581     650,000      CALL  SHARED-DEFINED    1       650,000
SPDR S&P 500 ETF TR           TR UNIT          78462F103  143,970   1,000,000      PUT   SHARED-DEFINED    1     1,000,000
SPDR S&P 500 ETF TR           TR UNIT          78462F103  155,488   1,080,000      PUT   SOLE            NONE    1,080,000
ULTRA PETROLEUM CORP          COM              903914109   11,921     542,362  SH        SHARED-DEFINED    1       542,362
ULTRA PETROLEUM CORP          COM              903914109   44,938   2,044,480  SH        SOLE            NONE    2,044,480
ULTRA PETROLEUM CORP          COM              903914109    3,271     148,800      CALL  SHARED-DEFINED    1       148,800
ULTRA PETROLEUM CORP          COM              903914109    7,719     351,200      CALL  SOLE            NONE      351,200
WPX ENERGY INC                COM              98212B103    6,233     375,702  SH        SHARED-DEFINED    1       375,702
WPX ENERGY INC                COM              98212B103   23,061   1,390,054  SH        SOLE            NONE    1,390,054
YPF SOCIEDAD ANONIMA          SPON ADR CL D    984245100    3,239     249,188  SH        SHARED-DEFINED    1       249,188
YPF SOCIEDAD ANONIMA          SPON ADR CL D    984245100    9,673     744,043  SH        SOLE            NONE      744,043

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